IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail)	12 Months Ended
Oct. 31, 2020
Later than three months [member]
Disclosure of credit risk exposure [line items]
Risk weight of non-retail loans that are more than 90 days past due	150.00%
Credit risk [member]
Disclosure of credit risk exposure [line items]
Risk weights Under the simple risk weight method to equity holding	300.00%
Risk weights Under the simple risk weight method to other equity holding	400.00%
Risk weights under TSA, Sovereign	0.00%
Risk weights under TSA, Bank	20.00%
Risk weights under TSA, Corporate	100.00%